Lease (Tables)	12 Months Ended
Mar. 31, 2020
Leases [Abstract]
Schedule of Future Rental Income

We have non-cancellable agreements to lease our factory buildings to tenants under operating lease. The lease terms are between 1 month to 36 months. The leases do not contain contingent payments. At March 31, 2020, the minimum future rental income to be received is as follows:

Year ending March 31, 2021	$420
Year ending March 31, 2022	6
Total minimum future rental income	$426

Schedule of Operating Lease Income

The following table represents lease income recognized in the consolidated statements of comprehensive income (loss) for the year ended March 31, 2020.

Operating lease income	$1,564

Other information:

Operating cash flows from operating leases as lessor	$1,552

Schedule of Operating Lease Cost

The following table represents lease costs recognized in the Company’s consolidated statements of comprehensive income (loss) for the year ended March 31, 2020. Lease costs are included in selling, general and administrative expense on the Company’s consolidated statements of comprehensive income (loss).

Lease costs

Operating lease costs	$74
Total lease costs	$74

Schedule of Supplemental Cash Flow Information Lease
Supplemental cash flow information for our leases was as follows
Cash Paid for amount included in the measurement of lease liabilities
Operating cash flows from operating leases	$60